American Beacon Continuous Capital Emerging Markets FundSM

Schedule of Investments

October 31, 2021 (Unaudited)

	Shares	Fair Value
Argentina - 0.67% (Cost $278,614)
Common Stocks - 0.67%
MercadoLibre, Inc.A	224	$331,748

Brazil - 4.29%
Common Stocks - 3.59%
Ambipar Participacoes e Empreendimentos SA	43,900	287,414
B3 SA - Brasil Bolsa Balcao	139,218	293,789
BLAU Farmaceutica SAA	50,400	337,560
Hypera SA	62,600	311,236
Vale SA	19,900	252,496
XP, Inc., Class AA	9,307	305,363

Total Common Stocks		1,787,858

Preferred Stocks - 0.70%
Petroleo Brasileiro SAB	72,100	348,121

Total Brazil (Cost $2,618,673)		2,135,979

China/Hong Kong - 37.17%
Common Stocks - 37.17%
AIA Group Ltd.	32,700	369,217
AIA Group Ltd., ADRC	7,814	353,505
Airtac International Group	11,092	331,063
Alibaba Group Holding Ltd.A	35,948	747,136
Alibaba Group Holding Ltd., ADRA	6,713	1,110,147
Alibaba Group Holding Ltd., BDRA	62,580	368,352
ANTA Sports Products Ltd.	20,400	318,828
Baidu, Inc., ADRA	2,179	353,521
Baidu, Inc., Class AA	13,750	286,293
China Gas Holdings Ltd.	114,600	286,629
China Lesso Group Holdings Ltd.	212,500	329,927
China Mengniu Dairy Co. Ltd.A	58,800	374,467
China Merchants Bank Co. Ltd., Class A	46,604	393,046
China Merchants Bank Co. Ltd., Class H	45,200	380,806
CSPC Pharmaceutical Group Ltd.	297,400	311,141
East Money Information Co. Ltd., Class A	71,160	365,847
ENN Energy Holdings Ltd.	20,794	359,996
Hong Kong Exchanges & Clearing Ltd.	6,200	375,164
Industrial & Commercial Bank of China Ltd., Class H	671,079	367,431
JD.com, Inc., ADRA	8,998	708,263
JD.com, Inc., Class AA	9,100	363,041
Kweichow Moutai Co. Ltd., Class A	1,330	379,524
Li Ning Co. Ltd.	32,000	355,761
Livzon Pharmaceutical Group, Inc., Class H	85,700	283,078
LONGi Green Energy Technology Co. Ltd., Class A	27,740	423,471
Luxshare Precision Industry Co. Ltd., Class A	65,229	393,863
Luzhou Laojiao Co. Ltd., Class A	10,200	364,929
Meituan, Class BA D	10,500	363,833
Midea Group Co. Ltd., Class A	31,200	335,290
NetEase, Inc.	19,200	379,287
NetEase, Inc., ADR	3,892	379,820
Pinduoduo, Inc., ADRA	3,296	293,080
Ping An Insurance Group Co. of China Ltd., Class A	37,700	292,030
Prosus NVA	8,607	755,312
Prosus NV, ADRC	21,758	381,853
S-Enjoy Service Group Co. Ltd.A	146,000	284,100
Shandong Pharmaceutical Glass Co. Ltd., Class A	69,500	369,368
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	173,403	317,811
SITC International Holdings Co. Ltd.	102,700	347,811

See accompanying notes

American Beacon Continuous Capital Emerging Markets FundSM

Schedule of Investments

October 31, 2021 (Unaudited)

	Shares	Fair Value
China/Hong Kong - 37.17% (continued)
Common Stocks - 37.17% (continued)
Techtronic Industries Co. Ltd.	18,500	$380,676
Tencent Holdings Ltd.	6,128	378,840
Tencent Holdings Ltd.A	6,123	373,021
Tencent Holdings Ltd., ADR	12,094	750,525
Tencent Holdings Ltd., ADRC	6,030	366,564
Wuliangye Yibin Co. Ltd., Class A	10,100	341,717
Xiaomi Corp., Class BA D	124,000	340,261

Total Common Stocks		18,485,645

Total China/Hong Kong (Cost $19,187,812)		18,485,645

India - 14.11%
Common Stocks - 14.11%
Adani Ports & Special Economic Zone Ltd.	34,988	324,736
Bajaj Finserv Ltd.	1,513	360,867
Deepak Nitrite Ltd.	9,690	289,479
Firstsource Solutions Ltd.	130,691	346,095
Gujarat Gas Ltd.	39,477	329,497
HCL Technologies Ltd.	21,554	329,580
HDFC Bank Ltd.	16,875	357,844
HDFC Bank Ltd., ADR	4,879	350,849
Housing Development Finance Corp. Ltd.	9,940	377,191
ICICI Bank Ltd.	35,859	386,215
Infosys Ltd.	16,596	370,345
Infosys Ltd., ADR	32,305	718,410
Laurus Labs Ltd.D	42,094	290,150
Reliance Industries Ltd.	10,692	361,428
Reliance Industries Ltd., GDRD	5,180	352,240
Tata Consultancy Services Ltd.	7,261	330,075
Tech Mahindra Ltd.	19,432	384,066
Varun Beverages Ltd.	30,818	349,413
WNS Holdings Ltd., ADRA	4,581	406,839

Total Common Stocks		7,015,319

Total India (Cost $5,042,470)		7,015,319

Indonesia - 2.20%
Common Stocks - 2.20%
Bank Central Asia Tbk PT	689,590	363,838
Indofood Sukses Makmur Tbk PT	780,158	349,674
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	6,419,467	382,880

Total Common Stocks		1,096,392

Total Indonesia (Cost $957,574)		1,096,392

Kazakhstan - 0.87% (Cost $239,071)
Common Stocks - 0.87%
Kaspi.KZ JSC, GDR	2,997	434,565

Malaysia - 0.76%
Common Stocks - 0.76%
TIME dotCom Bhd	343,946	375,425

Warrants - 0.00%
Serba Dinamik Holdings BhdA	21,504	364

Total Malaysia (Cost $337,519)		375,789

See accompanying notes

American Beacon Continuous Capital Emerging Markets FundSM

Schedule of Investments

October 31, 2021 (Unaudited)

	Shares	Fair Value
Mexico - 0.72% (Cost $286,057)
Common Stocks - 0.72%
Wal-Mart de Mexico SAB de CV	102,200	$356,072

Philippines - 2.20%
Common Stocks - 2.20%
Century Pacific Food, Inc.	685,700	384,949
International Container Terminal Services, Inc.	95,600	341,361
Puregold Price Club, Inc.	437,900	367,016

Total Common Stocks		1,093,326

Total Philippines (Cost $819,455)		1,093,326

Poland - 1.39%
Common Stocks - 1.39%
Dino Polska SAA D	4,148	370,546
InPost SAA	22,592	322,171

Total Common Stocks		692,717

Total Poland (Cost $721,253)		692,717

Republic of Korea - 12.30%
Common Stocks - 11.61%
AfreecaTV Co. Ltd.	2,678	442,304
Duk San Neolux Co. Ltd.A	7,128	330,003
Hana Financial Group, Inc.	9,731	374,734
Hansol Chemical Co. Ltd.	1,208	340,107
Kakao Corp.	3,471	372,779
KB Financial Group, Inc.	7,950	385,067
LEENO Industrial, Inc.	2,355	345,022
LG Chem Ltd.	533	381,317
NAVER Corp.	1,080	376,158
NHN KCP Corp.A	7,873	385,380
NICE Information Service Co. Ltd.	19,098	323,598
NOVAREX Co. Ltd.	9,539	338,769
Samsung Electronics Co. Ltd.	5,790	345,849
Samsung Electronics Co. Ltd., GDR	481	688,264
Samsung Electronics Co. Ltd., GDRD	250	343,910

Total Common Stocks		5,773,261

Preferred Stocks - 0.69%
Samsung Electronics Co. Ltd.B	6,248	342,195

Total Republic of Korea (Cost $5,386,017)		6,115,456

Russia - 3.50%
Common Stocks - 3.50%
Gazprom PJSC, ADR	31,955	313,351
LUKOIL PJSC, ADR	3,761	383,735
Novatek PJSC, GDR	1,421	360,223
Sberbank of Russia PJSC, ADR	17,329	346,927
Yandex NV, Class AA	4,049	335,419

Total Common Stocks		1,739,655

Total Russia (Cost $1,363,860)		1,739,655

See accompanying notes

American Beacon Continuous Capital Emerging Markets FundSM

Schedule of Investments

October 31, 2021 (Unaudited)

	Shares	Fair Value
Saudi Arabia - 0.78% (Cost $363,360)
Common Stocks - 0.78%
Saudi Arabian Oil Co.D	38,687	$389,356

South Africa - 2.26%
Common Stocks - 2.26%
Naspers Ltd., ADR	10,969	371,629
Naspers Ltd., Class N	4,424	753,169

Total Common Stocks		1,124,798

Total South Africa (Cost $1,286,448)		1,124,798

Taiwan - 11.81%
Common Stocks - 11.80%
ASE Technology Holding Co. Ltd.	81,100	291,054
Chailease Holding Co. Ltd.	39,830	380,991
Feng TAY Enterprise Co. Ltd.	45,000	349,533
International Games System Co. Ltd.	14,500	372,296
MediaTek, Inc.	10,800	354,582
Realtek Semiconductor Corp.	19,423	348,529
Taiwan Semiconductor Manufacturing Co. Ltd.	17,100	362,803
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	12,980	1,478,812
Taiwan Semiconductor Manufacturing Co. Ltd., BDR	26,030	371,554
Topco Scientific Co. Ltd.	72,515	359,857
Tripod Technology Corp.	83,000	350,702
Unimicron Technology Corp.	69,500	474,855
Yuanta Financial Holding Co. Ltd.	423,009	375,724

Total Common Stocks		5,871,292

Preferred Stocks - 0.01%
Chailease Holding Co. Ltd.B	1,690	6,108

Total Taiwan (Cost $5,029,691)		5,877,400

Thailand - 2.99%
Common Stocks - 2.99%
Com7 PCL, NVDR	174,300	376,886
JMT Network Services PCL, Class F	277,835	408,181
Srisawad Corp. PCL, NVDR	173,600	334,827
TQM Corp. PCL, NVDR	116,711	369,311

Total Common Stocks		1,489,205

Total Thailand (Cost $1,544,217)		1,489,205

United States - 1.35%
Common Stocks - 1.35%
JS Global Lifestyle Co. Ltd.D	175,500	325,263
Parade Technologies Ltd.	5,408	347,134

Total Common Stocks		672,397

Total United States (Cost $508,847)		672,397

SHORT-TERM INVESTMENTS - 0.98% (Cost $485,232)
Investment Companies - 0.98%
American Beacon U.S. Government Money Market Select Fund, 0.01%E F	485,232	485,232

See accompanying notes

American Beacon Continuous Capital Emerging Markets FundSM

Schedule of Investments

October 31, 2021 (Unaudited)

	Shares	Fair Value
SECURITIES LENDING COLLATERAL - 0.40% (Cost $199,800)
Investment Companies - 0.40%
American Beacon U.S. Government Money Market Select Fund, 0.01%E F	199,800	$199,800

TOTAL INVESTMENTS - 100.75% (Cost $46,655,970)		50,110,851
LIABILITIES, NET OF OTHER ASSETS - (0.75%)		(373,489)

TOTAL NET ASSETS - 100.00%		$49,737,362

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	A type of Preferred Stock that has no maturity date.
C	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at October 31, 2021.
D

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $2,775,559 or 5.58% of net assets. The Fund has no right to demand registration of these securities.

E	The Fund is affiliated by having the same investment advisor.
F	7-day yield.

ADR - American Depositary Receipt.

BDR - Brazilian Depositary Receipt.

GDR - Global Depositary Receipt.

NVDR - Non Voting Depositary Receipt.

PCL - Public Company Limited (Thailand).

PJSC - Private Joint Stock Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of October 31, 2021, the investments were classified as described below:

Continuous Capital Emerging Markets Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Argentina	$331,748	$—	$—	$331,748
Brazil	1,787,858	—	—	1,787,858
China/Hong Kong	18,485,645	—	—	18,485,645
India	7,015,319	—	—	7,015,319
Indonesia	1,096,392	—	—	1,096,392
Kazakhstan	434,565	—	—	434,565
Malaysia	375,425	—	—	375,425
Mexico	356,072	—	—	356,072
Philippines	1,093,326	—	—	1,093,326
Poland	692,717	—	—	692,717
Republic of Korea	5,773,261	—	—	5,773,261
Russia	1,739,655	—	—	1,739,655
Saudi Arabia	389,356	—	—	389,356
South Africa	1,124,798	—	—	1,124,798
Taiwan	5,871,292	—	—	5,871,292
Thailand	1,489,205	—	—	1,489,205
Foreign Preferred Stocks
Brazil	348,121	—	—	348,121
Republic of Korea	342,195	—	—	342,195
Taiwan	6,108	—	—	6,108
Foreign Warrants

See accompanying notes

American Beacon Continuous Capital Emerging Markets FundSM

Schedule of Investments

October 31, 2021 (Unaudited)

Continuous Capital Emerging Markets Fund	Level 1	Level 2	Level 3	Total
Malaysia	$364	$—	$—	$364
Common Stocks
United States	672,397	—	—	672,397
Short-Term Investments	485,232	—	—	485,232
Securities Lending Collateral	199,800	—	—	199,800

Total Investments in Securities - Assets	$50,110,851	$—	$—	$50,110,851

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended October 31, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2021 (Unaudited)

	Principal Amount*		Fair Value
Angola - 4.93%
Credit-Linked Notes - 0.09%
Republic of Angola (Issuer Aurora Australis BV), 6.409%, Due 12/19/2023, (6-mo. USD LIBOR + 6.250%)A B	$	468,750	$477,047

Foreign Sovereign Obligations - 4.84%
Angolan Government International Bond,
9.500%, Due 11/12/2025B		3,033,000	3,277,405
8.250%, Due 5/9/2028B		10,454,000	10,508,778
8.000%, Due 11/26/2029C		4,500,000	4,455,540
9.375%, Due 5/8/2048B		6,311,000	6,262,406

Total Foreign Sovereign Obligations			24,504,129

Total Angola (Cost $22,442,080)			24,981,176

Argentina - 1.60%
Foreign Sovereign Obligations - 1.60%
Argentine Republic Government International Bond,
1.000%, Due 7/9/2029		227,491	83,037
0.500%, Due 7/9/2030D		8,645,341	2,952,816
1.125%, Due 7/9/2035D		16,312,784	5,057,126

Total Foreign Sovereign Obligations			8,092,979

Total Argentina (Cost $10,742,979)			8,092,979

Azerbaijan - 0.22% (Cost $1,119,293)
Credit-Linked Notes - 0.22%
Republic of Azerbaijan (Frontera Capital BV), 10.000%, Due 8/1/2023C	AZN	1,900,000	1,118,305

Barbados - 0.64%
Foreign Sovereign Obligations - 0.64%
Barbados Government International Bond,
6.500%, Due 10/1/2029C		1,837,500	1,842,094
6.500%, Due 10/1/2029B		1,368,900	1,372,322

Total Foreign Sovereign Obligations			3,214,416

Total Barbados (Cost $3,057,924)			3,214,416

Belarus - 1.85%
Foreign Sovereign Obligations - 1.85%
Development Bank of the Republic of Belarus JSC,
12.000%, Due 5/15/2022C	BYN	2,432,000	991,328
12.000%, Due 5/15/2022B	BYN	3,100,000	1,263,617
6.750%, Due 5/2/2024C		2,263,000	2,115,905
Republic of Belarus International Bond,
6.200%, Due 2/28/2030B		1,294,000	1,121,432
6.378%, Due 2/24/2031C		1,787,000	1,547,721
Republic of Belarus Ministry of Finance, 5.875%, Due 2/24/2026C		2,524,000	2,321,929

Total Foreign Sovereign Obligations			9,361,932

Total Belarus (Cost $10,337,550)			9,361,932

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2021 (Unaudited)

	Principal Amount*		Fair Value
Belize - 0.36% (Cost $2,392,112)
Foreign Sovereign Obligations - 0.36%
Belize Government International Bond, 4.938%, Due 2/20/2034, PIK (in - kind rate 4.938%)B	$	3,551,611	$1,837,959

Benin - 1.17%
Foreign Sovereign Obligations - 1.17%
Benin Government International Bond,
4.875%, Due 1/19/2032C	EUR	3,422,000	3,856,936
6.875%, Due 1/19/2052C	EUR	1,789,000	2,071,421

Total Foreign Sovereign Obligations			5,928,357

Total Benin (Cost $6,277,188)			5,928,357

Bosnia & Herzegovina - (Cost $28,444)
Foreign Sovereign Obligations - 0.00%
Bosnia & Herzegovina Government International Bond, 0.250%, Due 12/20/2021, Series B, (6-mo. EUR LIBOR + 0.813%)A B E	EUR	41,667	21,672

Cameroon - 1.92%
Foreign Sovereign Obligations - 1.92%
Republic of Cameroon International Bond,
5.950%, Due 7/7/2032B	EUR	2,350,000	2,644,393
5.950%, Due 7/7/2032C	EUR	6,285,000	7,072,343

Total Foreign Sovereign Obligations			9,716,736

Total Cameroon, United Republic Of (Cost $10,191,063)			9,716,736

Costa Rica - 1.64%
Foreign Sovereign Obligations - 1.64%
Costa Rica Government International Bond,
8.050%, Due 9/18/2024B	CRC	750,000,000	1,322,054
9.660%, Due 9/30/2026B	CRC	2,104,000,000	3,893,549
9.200%, Due 2/21/2029B		2,500,000	3,093,750

Total Foreign Sovereign Obligations			8,309,353

Total Costa Rica (Cost $7,338,761)			8,309,353

Dominican Republic - 0.19% (Cost $1,068,308)
Foreign Sovereign Obligations - 0.19%
Dominican Republic International Bond, 8.900%, Due 2/15/2023B	DOP	52,350,000	983,216

Ecuador - 2.22%
Foreign Sovereign Obligations - 2.22%
Ecuador Government International Bond,
Due 7/31/2030C F		638,767	340,948
5.000%, Due 7/31/2030C D		2,300,760	1,909,631
5.000%, Due 7/31/2030B D		2,814,848	2,336,324
1.000%, Due 7/31/2035C D		5,729,045	3,774,066
1.000%, Due 7/31/2035B D		2,874,000	1,893,276
0.500%, Due 7/31/2040C D		1,625,550	971,266

Total Foreign Sovereign Obligations			11,225,511

Total Ecuador (Cost $10,753,094)			11,225,511

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2021 (Unaudited)

	Principal Amount*		Fair Value
Egypt - 5.47%
Foreign Sovereign Obligations - 5.47%
Egypt Government Bond
14.196%, Due 7/7/2023, Series 3YR	EGP	25,800,000	$1,635,031
14.313%, Due 10/13/2023, Series 3YR	EGP	123,000,000	7,811,184
14.200%, Due 4/13/2024, Series 3Y	EGP	24,494,000	1,549,329
14.349%, Due 7/14/2025, Series 5YR	EGP	47,700,000	3,018,677
14.483%, Due 4/6/2026, Series 5YR	EGP	10,300,000	656,271
17.180%, Due 5/9/2027, Series 10YR	EGP	14,500,000	1,014,965
14.406%, Due 7/7/2027, Series 7YR	EGP	23,700,000	1,501,562
14.556%, Due 10/13/2027, Series 7YR	EGP	33,809,000	2,153,570
15.700%, Due 11/7/2027, Series 10YR	EGP	10,000,000	664,847
13.564%, Due 1/14/2030, Series 10Y	EGP	40,000,000	2,407,836
Egypt Government International Bond,
7.903%, Due 2/21/2048B	$	900,000	791,604
8.875%, Due 5/29/2050B		2,877,000	2,709,760
8.150%, Due 11/20/2059B		550,000	490,721
Egypt Treasury Bills,
13.340%, Due 2/15/2022, Series 364D	EGP	15,500,000	952,255
13.200%, Due 7/12/2022, Series 364D	EGP	5,500,000	321,791

Total Foreign Sovereign Obligations			27,679,403

Total Egypt (Cost $27,852,418)			27,679,403

El Salvador - 2.19%
Foreign Corporate Obligations - 0.17%
AES El Salvador Trust, 6.750%, Due 3/28/2023B		910,000	843,656

Foreign Sovereign Obligations - 2.02%
El Salvador Government International Bond,
5.875%, Due 1/30/2025B		1,131,000	896,318
6.375%, Due 1/18/2027B		5,630,000	4,264,725
8.625%, Due 2/28/2029B		441,000	350,595
8.250%, Due 4/10/2032B		1,727,000	1,342,742
7.625%, Due 2/1/2041B		2,265,000	1,645,749
7.125%, Due 1/20/2050B		2,395,000	1,712,425

Total Foreign Sovereign Obligations			10,212,554

Total El Salvador (Cost $12,736,665)			11,056,210

Gabon - 1.74%
Foreign Sovereign Obligations - 1.74%
Gabon Government International Bond,
6.375%, Due 12/12/2024B		441,914	468,464
6.950%, Due 6/16/2025B		3,550,000	3,814,901
6.625%, Due 2/6/2031B		4,535,000	4,520,398

Total Foreign Sovereign Obligations			8,803,763

Total Gabon (Cost $8,511,054)			8,803,763

Georgia - 1.57%
Credit-Linked Notes - 0.30%
Georgia Government (Issuer Zambezi BV), 9.500%, Due 8/9/2022C		2,000,000	1,540,400

Foreign Corporate Obligations - 0.13%
Georgia Global Utilities JSC, 7.750%, Due 7/30/2025C		600,000	636,416

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2021 (Unaudited)

	Principal Amount*		Fair Value
Georgia - 1.57% (continued)
Foreign Sovereign Obligations - 1.14%
Georgia Treasury Bills, 9.150%, Due 10/13/2022	GEL	2,100,000	$611,896
Georgia Treasury Bond,
8.250%, Due 11/6/2022	GEL	4,520,000	1,418,512
8.000%, Due 2/4/2023	GEL	5,560,000	1,736,118
8.125%, Due 1/28/2026	GEL	6,540,000	1,995,365

Total Foreign Sovereign Obligations			5,761,891

Total Georgia (Cost $8,362,906)			7,938,707

Ghana - 4.60%
Credit-Linked Notes - 0.04%
Ghana Promissory Note (Issuer Saderea DAC), 12.500%, Due 11/30/2026B	$	179,205	180,101

Foreign Corporate Obligations - 0.21%
Kosmos Energy Ltd., 7.500%, Due 3/1/2028C		1,097,000	1,075,060

Foreign Sovereign Obligations - 4.35%
Ghana Government International Bond,
7.750%, Due 4/7/2029C		2,584,000	2,296,876
8.125%, Due 3/26/2032B		3,140,000	2,763,200
8.950%, Due 3/26/2051B		220,000	187,984
Ghana Treasury Note, 17.250%, Due 7/31/2023, Series 2Y	GHS	3,300,000	522,988
Republic of Ghana Government Bonds,
18.750%, Due 1/24/2022, Series 5YR	GHS	2,000,000	330,979
19.700%, Due 5/23/2022, Series 3Y	GHS	1,400,000	233,491
18.250%, Due 7/25/2022, Series 5Y	GHS	11,225,000	1,853,207
20.750%, Due 1/16/2023	GHS	2,670,000	447,228
16.500%, Due 2/6/2023, Series 5Y	GHS	11,000,000	1,759,353
17.700%, Due 3/18/2024	GHS	4,200,000	659,224
19.750%, Due 4/15/2024, Series 5YR	GHS	1,000,000	163,126
21.000%, Due 1/27/2025	GHS	1,680,000	280,948
19.250%, Due 6/23/2025	GHS	4,650,000	744,836
19.000%, Due 11/2/2026, Series 10Y	GHS	30,278,000	4,682,483
19.250%, Due 1/18/2027	GHS	19,750,000	3,067,262
20.500%, Due 11/8/2027	GHS	6,350,000	1,020,414
17.500%, Due 5/29/2028, Series 10Y	GHS	7,000,000	999,423

Total Foreign Sovereign Obligations			22,013,022

Total Ghana (Cost $27,277,991)			23,268,183

Honduras - 0.37%
Foreign Corporate Obligations - 0.18%
Inversiones Atlantida SA, 7.500%, Due 5/19/2026C		880,000	908,609

Foreign Sovereign Obligations - 0.19%
Honduras Government International Bond,
5.625%, Due 6/24/2030C		762,000	763,905
5.625%, Due 6/24/2030B		220,000	220,550

Total Foreign Sovereign Obligations			984,455

Total Honduras (Cost $1,888,400)			1,893,064

Iraq - 1.93%
Foreign Sovereign Obligations - 1.93%
Iraq International Bond,
6.752%, Due 3/9/2023B		4,480,000	4,570,944

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2021 (Unaudited)

	Principal Amount*		Fair Value
Iraq - 1.93% (continued)
Foreign Sovereign Obligations - 1.93% (continued)
Iraq International Bond (continued)
5.800%, Due 1/15/2028B	$	5,352,750	$5,203,194

Total Foreign Sovereign Obligations			9,774,138

Total Iraq (Cost $9,361,289)			9,774,138

Ireland - 0.50% (Cost $2,526,095)
Foreign Sovereign Obligations - 0.50%
Republic of Angola Via Avenir Issuer II Ireland DAC, 6.927%, Due 2/19/2027B		2,710,714	2,520,964

Ivory Coast - 2.85%
Foreign Sovereign Obligations - 2.85%
Ivory Coast Government International Bond,
5.250%, Due 3/22/2030B	EUR	430,000	510,633
5.875%, Due 10/17/2031C	EUR	2,262,000	2,711,883
5.750%, Due 12/31/2032B D		4,693,146	4,693,146
6.875%, Due 10/17/2040B	EUR	1,753,000	2,124,711
6.625%, Due 3/22/2048B	EUR	3,800,000	4,369,597

Total Foreign Sovereign Obligations			14,409,970

Total Ivory Coast (Cost $14,185,265)			14,409,970

Kazakhstan - 3.21%
Foreign Corporate Obligations - 0.51%
Development Bank of Kazakhstan JSC,
8.950%, Due 5/4/2023B	KZT	599,000,000	1,398,829
10.950%, Due 5/6/2026C	KZT	507,000,000	1,183,869

Total Foreign Corporate Obligations			2,582,698

Foreign Sovereign Obligations - 2.70%
Kazakhstan Government Bond,
5.600%, Due 3/25/2022, Series 11Y	KZT	682,059,000	1,570,391
5.000%, Due 5/15/2023, Series 5/13	KZT	1,780,001,000	3,887,944
9.500%, Due 1/30/2024, Series MEUK	KZT	284,000,000	658,631
8.050%, Due 5/20/2024, Series 1801	KZT	1,040,000,000	2,330,535
10.500%, Due 8/4/2026, Series 5Y	KZT	500,000,000	1,182,887
9.000%, Due 3/6/2027, Series 120	KZT	1,000,000,000	2,227,219
10.120%, Due 2/17/2034, Series 13Y	KZT	400,000,000	928,644
Kazakhstan Government International Bond, 5.300%, Due 3/19/2022B	KZT	270,000,000	621,523
National Bank of Kazakhstan Note, Due 12/24/2021, Series 182DF	KZT	102,000,000	235,435

Total Foreign Sovereign Obligations			13,643,209

Total Kazakhstan (Cost $16,696,860)			16,225,907

Kenya - 4.41%
Foreign Sovereign Obligations - 4.41%
Republic of Kenya Government International Bond,
8.000%, Due 5/22/2032B		3,449,000	3,746,235
8.250%, Due 2/28/2048B		2,244,000	2,331,050
Republic of Kenya Infrastructure Bond,
12.000%, Due 9/18/2023, Series 12YR	KES	23,900,000	222,878
11.000%, Due 12/2/2024, Series 9YR	KES	49,100,000	447,649
12.500%, Due 5/12/2025, Series 9YR	KES	27,800,000	264,170
10.200%, Due 5/25/2026, Series 6Y	KES	31,000,000	278,969
11.000%, Due 10/12/2026, Series 12YR	KES	74,650,000	682,544

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2021 (Unaudited)

	Principal Amount*		Fair Value
Kenya - 4.41% (continued)
Foreign Sovereign Obligations - 4.41% (continued)
Republic of Kenya Infrastructure Bond (continued)
10.850%, Due 4/2/2029, Series 9Y	KES	24,550,000	$223,074
10.900%, Due 8/11/2031, Series 11Y	KES	296,850,000	2,664,253
12.000%, Due 10/6/2031, Series 15YR	KES	216,000,000	2,044,628
12.500%, Due 1/10/2033, Series 15YR	KES	631,000,000	6,102,610
11.750%, Due 10/8/2035, Series 16YR	KES	361,900,000	3,294,612

Total Foreign Sovereign Obligations			22,302,672

Total Kenya (Cost $22,639,120)			22,302,672

Kyrgyzstan - 1.32%
Credit-Linked Notes - 1.32%
Kyrgyz Republic (Issuer Frontera Capital BV),
10.500%, Due 9/24/2024C	KGS	150,000,000	1,732,960
8.000%, Due 5/26/2025	KGS	70,000,000	720,141
6.000%, Due 9/19/2025C	KGS	120,500,000	1,178,001
12.000%, Due 2/7/2028C	KGS	95,000,000	1,151,315
Kyrgyz Republic (Issuer Zambezi BV), 10.000%, Due 4/13/2028C	KGS	180,000,000	1,907,406

Total Credit-Linked Notes			6,689,823

Total Kyrgyzstan (Cost $7,860,908)			6,689,823

Malawi - 0.97%
Credit-Linked Notes - 0.97%
Republic of Malawi (Issuer Frontera Capital BV),
12.500%, Due 5/21/2025C	$	1,050,000	898,380
18.500%, Due 8/15/2026C		2,700,000	2,769,390
13.500%, Due 6/18/2027C		700,000	644,070
13.500%, Due 9/3/2027		650,000	595,400

Total Credit-Linked Notes			4,907,240

Total Malawi (Cost $4,992,944)			4,907,240

Maldives - 0.19% (Cost $929,348)
Foreign Sovereign Obligations - 0.19%
Maldives Sukuk Issuance Ltd., 9.875%, Due 4/8/2026C		950,000	959,052

Mongolia - 0.78% (Cost $4,002,809)
Credit-Linked Notes - 0.78%
Development Bank of Mongolia (Issuer Frontera Capital BV), 7.500%, Due 10/25/2024C	MNT	11,287,921,348	3,945,446

Mozambique - 2.58%
Credit-Linked Notes - 0.70%
Mozambique Government Bond (Issuer ICBC Standard Bank PLC),
Due 2/28/2023C F G	MZN	90,000,000	1,435,841
19.000%, Due 3/26/2025G	MZN	90,500,000	1,418,211
Mozambique Treasury Bills (Issuer ICBC Standard Bank PLC), 12.033%, Due 2/18/2022B	MZN	47,000,000	683,543

Total Credit-Linked Notes			3,537,595

Foreign Sovereign Obligations - 1.88%
Mozambique International Bond,
5.000%, Due 9/15/2031B D		8,892,000	7,537,749

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2021 (Unaudited)

	Principal Amount*		Fair Value
Mozambique - 2.58% (continued)
Foreign Sovereign Obligations - 1.88% (continued)
Mozambique International Bond (continued)
5.000%, Due 9/15/2031C D	$	2,353,000	$1,994,638

Total Foreign Sovereign Obligations			9,532,387

Total Mozambique (Cost $13,057,778)			13,069,982

Netherlands - 0.63%
Foreign Corporate Obligations - 0.36%
First Bank of Nigeria Ltd. Via FBN Finance Co. BV, 8.625%, Due 10/27/2025C		1,700,000	1,817,232

Foreign Sovereign Obligations - 0.27%
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV,
9.280%, Due 1/9/2022		800,000	682,104
6.500%, Due 5/17/2022		700,000	702,191

Total Foreign Sovereign Obligations			1,384,295

Total Netherlands (Cost $3,184,872)			3,201,527

Nicaragua - 0.45%
Credit-Linked Notes - 0.45%
Empresa Administadora de Aeropuertos Internacionales (Issuer Zambezi BV), 7.000%, Due 4/8/2024C G		1,159,400	1,095,981
Republic of Nicaragua (Issuer Zambezi BV), 6.750%, Due 8/5/2022C		1,200,000	1,180,680

Total Credit-Linked Notes			2,276,661

Total Nicaragua (Cost $2,359,281)			2,276,661

Nigeria - 4.12%
Foreign Corporate Obligations - 0.78%
Access Bank PLC, 6.125%, Due 9/21/2026C		1,007,000	1,009,517
IHS Netherlands Holdco BV, 8.000%, Due 9/18/2027C		1,015,000	1,077,169
SEPLAT Energy PLC, 7.750%, Due 4/1/2026C		869,000	893,332
United Bank for Africa PLC, 7.750%, Due 6/8/2022B		960,000	977,571

Total Foreign Corporate Obligations			3,957,589

Foreign Sovereign Obligations - 3.34%
Nigeria Government International Bond,
Due 4/12/2022B F	NGN	600,000,000	1,408,952
Due 7/28/2022B F	NGN	500,000,000	1,149,970
7.625%, Due 11/21/2025B		2,336,000	2,541,918
6.125%, Due 9/28/2028C		2,014,000	1,997,042
6.125%, Due 9/28/2028B		1,250,000	1,239,475
8.747%, Due 1/21/2031B		1,373,000	1,477,691
7.875%, Due 2/16/2032B		1,750,000	1,781,654
7.375%, Due 9/28/2033B		2,800,000	2,772,000
Nigeria OMO Bills,
10.435%, Due 2/15/2022, Series 362D	NGN	717,000,000	1,703,991
6.972%, Due 8/16/2022	NGN	70,000,000	160,803
6.924%, Due 10/4/2022, Series 355D	NGN	140,000,000	316,534
Nigeria Treasury Bills
6.629%, Due 7/28/2022, Series 364D	NGN	90,000,000	207,382
6.749%, Due 9/8/2022, Series 364D	NGN	70,000,000	160,348

Total Foreign Sovereign Obligations			16,917,760

Total Nigeria (Cost $20,270,507)			20,875,349

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2021 (Unaudited)

	Principal Amount*		Fair Value
Pakistan - 3.93%
Foreign Sovereign Obligations - 3.93%
Pakistan Government International Bond,
6.875%, Due 12/5/2027B	$	4,965,000	$5,071,410
7.375%, Due 4/8/2031C		1,585,000	1,608,743
7.375%, Due 4/8/2031B		2,697,000	2,737,401
Pakistan Investment Bond,
7.000%, Due 8/20/2023, Series 3YR	PKR	520,000,000	2,904,105
7.000%, Due 8/5/2024, Series 3YR	PKR	160,000,000	869,186
9.500%, Due 9/19/2024, Series 5YR	PKR	970,000,000	5,596,829
7.500%, Due 10/15/2025, Series 5YR	PKR	205,000,000	1,096,626

Total Foreign Sovereign Obligations			19,884,300

Total Pakistan (Cost $21,034,708)			19,884,300

Papua New Guinea - 0.48% (Cost $2,446,701)
Foreign Sovereign Obligations - 0.48%
Papua New Guinea Government International Bond, 8.375%, Due 10/4/2028B		2,401,000	2,423,209

Paraguay - 1.10%
Credit-Linked Notes - 1.10%
Municipalidad De Asuncion (Issuer Frontera Capital BV),
9.000%, Due 2/13/2026C	PYG	13,700,000,000	1,972,760
9.850%, Due 2/14/2031C	PYG	13,700,000,000	1,998,950
Municipalidad De Asuncion (Issuer Zambezi BV), 11.000%, Due 3/23/2027C		2,000,000	1,616,000

Total Credit-Linked Notes			5,587,710

Total Paraguay (Cost $6,011,166)			5,587,710

Rwanda - 0.40% (Cost $1,988,913)
Foreign Sovereign Obligations - 0.40%
Rwanda International Government Bond, 5.500%, Due 8/9/2031C		1,980,000	2,015,125

Senegal - 1.65%
Foreign Sovereign Obligations - 1.65%
Senegal Government International Bond,
4.750%, Due 3/13/2028B	EUR	1,680,000	1,976,532
6.250%, Due 5/23/2033B		407,000	419,531
6.750%, Due 3/13/2048B		6,033,000	5,973,044

Total Foreign Sovereign Obligations			8,369,107

Total Senegal (Cost $8,601,810)			8,369,107

South Africa - 0.39% (Cost $1,941,397)
Foreign Corporate Obligations - 0.39%
Liquid Telecommunications Financing PLC, 5.500%, Due 9/4/2026C		1,926,000	1,998,225

Sri Lanka - 1.04%
Foreign Sovereign Obligations - 1.04%
Sri Lanka Government International Bond,
6.200%, Due 5/11/2027B		3,510,000	2,191,574
6.750%, Due 4/18/2028B		1,342,000	837,005
7.850%, Due 3/14/2029B		871,000	546,404
7.550%, Due 3/28/2030B		2,713,000	1,691,773

Total Foreign Sovereign Obligations			5,266,756

Total Sri Lanka (Cost $5,203,566)			5,266,756

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2021 (Unaudited)

	Principal Amount*		Fair Value
Supranational - 4.64%
Foreign Sovereign Obligations - 4.64%
European Bank for Reconstruction & Development,
10.400%, Due 11/23/2022	$	1,950,000	$1,334,521
10.050%, Due 12/14/2022		700,000	701,372
10.000%, Due 2/28/2023		7,800,000	6,985,212
10.100%, Due 5/6/2023		750,000	782,175
10.500%, Due 5/11/2023		2,466,667	2,629,405
14.000%, Due 6/14/2023		800,000	829,541
9.000%, Due 2/1/2024		750,000	527,782
International Bank for Reconstruction & Development,
9.100%, Due 10/14/2022	KZT	1,450,000,000	3,343,629
9.250%, Due 1/20/2023	RWF	2,200,000,000	2,144,134
International Finance Corp.,
6.000%, Due 9/15/2022	AZN	4,300,000	2,537,734
11.000%, Due 6/28/2024		600,000	595,412
11.000%, Due 10/18/2024	UZS	12,000,000,000	1,082,811

Total Foreign Sovereign Obligations			23,493,728

Total Supranational (Cost $25,144,634)			23,493,728

Suriname - 0.20% (Cost $1,407,992)
Foreign Sovereign Obligations - 0.20%
Suriname Government International Bond, 9.250%, Due 10/26/2026B		1,400,000	994,756

Tajikistan - 0.88%
Credit-Linked Notes - 0.03%
Republic of Tajikistan (Issuer Frontera Capital BV), 10.780%, Due 2/15/2023C		173,078	144,641

Foreign Sovereign Obligations - 0.85%
Republic of Tajikistan International Bond, 7.125%, Due 9/14/2027B		4,870,000	4,285,600

Total Tajikistan (Cost $4,673,703)			4,430,241

Togo - 0.19% (Cost $978,528)
Foreign Corporate Obligations - 0.19%
Ecobank Transnational, Inc., 8.750%, Due 6/17/2031, (5-Yr. CMT + 8.211%)A C		979,000	978,687

Tunisia - 0.98%
Foreign Sovereign Obligations - 0.98%
Banque Centrale de Tunisie International Bond,
6.750%, Due 10/31/2023B	EUR	1,810,000	1,776,309
5.625%, Due 2/17/2024B	EUR	800,000	753,157
5.750%, Due 1/30/2025B		814,000	650,088
6.375%, Due 7/15/2026C	EUR	200,000	183,633
6.375%, Due 7/15/2026B	EUR	1,766,000	1,621,478

Total Foreign Sovereign Obligations			4,984,665

Total Tunisia (Cost $5,740,445)			4,984,665

Uganda - 3.55%
Foreign Sovereign Obligations - 3.55%
Republic of Uganda Government Bonds,
14.125%, Due 7/7/2022	UGX	8,300,000,000	2,395,116
14.000%, Due 1/18/2024	UGX	7,471,500,000	2,229,549
19.500%, Due 12/18/2025, Series 10YR	UGX	4,000,000,000	1,376,570
16.000%, Due 5/6/2027	UGX	2,500,000,000	765,497
14.250%, Due 8/23/2029	UGX	2,200,000,000	628,615

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2021 (Unaudited)

	Principal Amount*		Fair Value
Uganda - 3.55% (continued)
Foreign Sovereign Obligations - 3.55% (continued)
Republic of Uganda Government Bonds (continued)
16.000%, Due 11/14/2030	UGX	4,790,000,000	$1,416,939
17.000%, Due 4/3/2031, Series 15YR	UGX	12,053,600,000	3,861,422
14.250%, Due 6/22/2034	UGX	4,925,000,000	1,363,040
16.250%, Due 11/8/2035	UGX	7,800,000,000	2,417,834
17.500%, Due 11/1/2040	UGX	4,800,000,000	1,495,411

Total Foreign Sovereign Obligations			17,949,993

Total Uganda (Cost $16,752,620)			17,949,993

Ukraine - 5.68%
Foreign Corporate Obligations - 1.46%
Kernel Holding SA,
6.500%, Due 10/17/2024B	$	890,000	939,597
6.750%, Due 10/27/2027C		945,000	1,001,908
Metinvest BV, 8.500%, Due 4/23/2026B		880,000	988,539
MHP Lux SA,
6.950%, Due 4/3/2026B		2,400,000	2,547,696
6.250%, Due 9/19/2029B		360,000	365,184
Ukraine Railways Via Rail Capital Markets PLC, 8.250%, Due 7/9/2024B		1,466,000	1,524,640

Total Foreign Corporate Obligations			7,367,564

Foreign Sovereign Obligations - 4.22%
Ukraine Government Bond,
14.910%, Due 10/12/2022	UAH	171,000,000	6,674,406
15.970%, Due 4/19/2023	UAH	47,500,000	1,893,190
10.000%, Due 8/23/2023, Series 10Y	UAH	14,500,000	528,760
15.840%, Due 2/26/2025	UAH	167,558,000	6,841,388
9.790%, Due 5/26/2027	UAH	100,090,000	3,280,456
Ukraine Government International Bond, Due 5/31/2040, Series GDPB F G		2,025,000	2,131,394

Total Foreign Sovereign Obligations			21,349,594

Total Ukraine (Cost $28,649,686)			28,717,158

United Republic of Tanzania - 0.62% (Cost $3,091,244)
Foreign Corporate Obligations - 0.62%
HTA Group Ltd., 7.000%, Due 12/18/2025C		3,011,000	3,146,073

United States - 0.87%
Corporate Obligations - 0.57%
Goldman Sachs Financial Co., 0.015%, Due 8/9/2024		1,000,000,000	2,005,650
Sagicor Financial Co. Ltd., 5.300%, Due 5/13/2028C		841,000	873,379

Total Corporate Obligations			2,879,029

Foreign Sovereign Obligations - 0.30%
Armenian Treasury Bond, 0.014%, Due 04/29/2024		775,000,000	1,508,933

Total United States (Cost $4,390,185)			4,387,962

Uruguay - 2.55%
Foreign Sovereign Obligations - 2.55%
Uruguay Government International Bond,
8.500%, Due 3/15/2028B	UYU	65,802,000	1,542,502
8.250%, Due 5/21/2031	UYU	81,798,000	1,837,656

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2021 (Unaudited)

	Principal Amount*		Fair Value
Uruguay - 2.55% (continued)
Foreign Sovereign Obligations - 2.55% (continued)
Uruguay Government International Bond (continued)
3.875%, Due 7/2/2040H	UYU	368,146,378	$9,500,844

Total Foreign Sovereign Obligations			12,881,002

Total Uruguay (Cost $13,029,662)			12,881,002

Uzbekistan - 1.39%
Credit-Linked Notes - 0.47%
Republic of Uzbekistan (Issuer Frontera Capital BV), 12.000%, Due 9/21/2022C	$	2,500,000	2,390,500

Foreign Sovereign Obligations - 0.92%
Republic of Uzbekistan International Bond,
14.500%, Due 11/25/2023B	UZS	17,510,000,000	1,662,870
14.000%, Due 7/19/2024C	UZS	32,120,000,000	3,016,989

Total Foreign Sovereign Obligations			4,679,859

Total Uzbekistan (Cost $7,209,181)			7,070,359

Venezuela - 0.01% (Cost $269,875)
Foreign Corporate Obligations - 0.01%
Petroleos de Venezuela SA, 6.000%, Due 5/16/2024B		1,250,000	62,500

Zambia - 5.61%
Credit-Linked Notes - 0.53%
Zambia Government Bond (Issuer ICBC Standard Bank PLC), 11.000%, Due 1/27/2026C	ZMW	68,990,750	2,681,837

Foreign Corporate Obligations - 0.39%
First Quantum Minerals Ltd.,
7.250%, Due 4/1/2023B		330,000	335,280
6.875%, Due 3/1/2026B		800,000	833,000
6.875%, Due 10/15/2027B		764,000	815,570

Total Foreign Corporate Obligations			1,983,850

Foreign Sovereign Obligations - 4.69%
Zambia Government Bond,
12.000%, Due 5/23/2023, Series 7YR	ZMW	6,100,000	319,394
12.000%, Due 11/21/2023, Series 7YR	ZMW	14,900,000	750,229
12.000%, Due 4/23/2025, Series 7YR	ZMW	16,500,000	739,132
11.000%, Due 7/27/2025, Series 5YR	ZMW	11,500,000	498,619
11.000%, Due 1/25/2026, Series 5Y	ZMW	114,100,000	4,656,929
11.000%, Due 6/28/2026, Series 5Y	ZMW	7,890,000	300,069
13.000%, Due 8/29/2026, Series 10YR	ZMW	64,500,000	2,717,697
13.000%, Due 12/18/2027, Series 10YR	ZMW	24,795,000	961,314
13.000%, Due 12/17/2028, Series 10Y	ZMW	30,000,000	1,094,502
13.000%, Due 1/25/2031, Series 10Y	ZMW	3,800,000	124,190
Zambia Government International Bond,
12.000%, Due 7/4/2025B	ZMW	80,000,000	3,628,856
8.970%, Due 7/30/2027B		10,124,000	7,932,255

Total Foreign Sovereign Obligations			23,723,186

Total Zambia (Cost $24,266,998)			28,388,873

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2021 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 5.16% (Cost $26,125,172)
Investment Companies - 5.16%
American Beacon U.S. Government Money Market Select Fund, 0.010%I J	26,125,172	$26,125,172

TOTAL INVESTMENTS - 97.94% (Cost $503,403,492)		495,745,274
OTHER ASSETS, NET OF LIABILITIES - 2.06%		10,432,027

TOTAL NET ASSETS - 100.00%		$506,177,301

Percentages are stated as a percent of net assets.

*	In U.S. Dollars unless otherwise noted.

A

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on October 31, 2021.

B

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

C

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $98,821,353 or 19.52% of net assets. The Fund has no right to demand registration of these securities.

D

Step Up/Down - A zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. The rate disclosed represents the coupon rate at October 31, 2021. The maturity date disclosed represents the final maturity date.

E	Value was determined using significant unobservable inputs.
F	Zero coupon bond.
G	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
H	Inflation-Indexed Note.
I	7-day yield.
J	The Fund is affiliated by having the same investment advisor.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

JSC - Joint Stock Company.

LIBOR - London Interbank Offered Rate.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

Forward Foreign Currency Contracts Open on October 31, 2021:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	515,020	USD	517,332	1/13/2022	BRC	$—	$(2,312)	$(2,312)
USD	314,558	EUR	311,326	1/13/2022	DUB	3,232	—	3,232
USD	217,492	EUR	216,424	1/13/2022	DUB	1,068	—	1,068
USD	22,807,799	EUR	22,820,578	1/13/2022	GST	—	(12,779)	(12,779)
MNT	479,411	USD	450,000	1/5/2022	ICBC	29,411	—	29,411
MZN	3,022,504	USD	2,400,000	1/19/2022	ICBC	622,504	—	622,504
USD	8,736,117	EUR	8,686,674	1/14/2022	SSB	49,443	—	49,443
EUR	281,235	USD	283,848	1/13/2022	UAG	—	(2,613)	(2,613)
USD	680,683	EUR	674,734	1/13/2022	UAG	5,949	—	5,949
USD	343,387	EUR	341,417	1/13/2022	UAG	1,970	—	1,970

						$713,577	$(17,704)	$695,873

*	All values denominated in USD.

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2021 (Unaudited)

Glossary:

Counterparty Abbreviations:

BRC	Barclays Bank PLC
DUB	Deutsche Bank AG
GST	Goldman Sachs International
ICBC	ICBC Standard Bank PLC
SSB	State Street Bank & Trust Co.
UAG	UBS AG

Currency Abbreviations:

AZN	Azerbaijan Manat
BYN	Belarusian Ruble
CRC	Costa Rican Colon
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GEL	Georgian Lari
GHS	Ghanaian Cedi
KES	Kenyan Shilling
KGS	Kyrgyzstani Som
KZT	Kazakhstani Tenge
MNT	Mongolian Tugrug
MZN	Mozambique Metical
NGN	Nigerian Naira
PKR	Pakistani Rupee
PYG	Paraguayan guaraní
RWF	Rwandan Franc
UAH	Ukrainian Hryvnia
UGX	Ugandan Shilling
USD	United States Dollar
UYU	Uruguayan Peso
UZS	Uzbekistani Som
ZMW	Zambian Kwacha

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of October 31, 2021, the investments were classified as described below:

Frontier Markets Income Fund	Level 1	Level 2	Level 3	Total
Assets
Credit-Linked Notes
Angola	$—	$477,047	$—	$477,047
Azerbaijan	—	1,118,305	—	1,118,305
Georgia	—	1,540,400	—	1,540,400
Ghana	—	180,101	—	180,101
Kyrgyzstan	—	6,689,823	—	6,689,823
Malawi	—	4,907,240	—	4,907,240
Mongolia	—	3,945,446	—	3,945,446
Mozambique	—	3,537,595	—	3,537,595
Nicaragua	—	2,276,661	—	2,276,661
Paraguay	—	5,587,710	—	5,587,710
Tajikistan	—	144,641	—	144,641
Uzbekistan	—	2,390,500	—	2,390,500
Zambia	—	2,681,837	—	2,681,837
Foreign Sovereign Obligations
Angola	—	24,504,129	—	24,504,129
Argentina	—	8,092,979	—	8,092,979
Barbados	—	3,214,416	—	3,214,416
Belarus	—	9,361,932	—	9,361,932

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2021 (Unaudited)

Frontier Markets Income Fund	Level 1	Level 2	Level 3	Total
Belize	$—	$1,837,959	$—	$1,837,959
Benin	—	5,928,357	—	5,928,357
Bosnia & Herzegovina	—	—	21,672	21,672
Cameroon	—	9,716,736	—	9,716,736
Costa Rica	—	8,309,353	—	8,309,353
Dominican Republic	—	983,216	—	983,216
Ecuador	—	11,225,511	—	11,225,511
Egypt	—	27,679,403	—	27,679,403
El Salvador	—	10,212,554	—	10,212,554
Gabon	—	8,803,763	—	8,803,763
Georgia	—	5,761,891	—	5,761,891
Ghana	—	22,013,022	—	22,013,022
Honduras	—	984,455	—	984,455
Iraq	—	9,774,138	—	9,774,138
Ireland	—	2,520,964	—	2,520,964
Ivory Coast	—	14,409,970	—	14,409,970
Kazakhstan	—	13,643,209	—	13,643,209
Kenya	—	22,302,672	—	22,302,672
Maldives	—	959,052	—	959,052
Mozambique	—	9,532,387	—	9,532,387
Netherlands	—	1,384,295	—	1,384,295
Nigeria	—	16,917,760	—	16,917,760
Pakistan	—	19,884,300	—	19,884,300
Papua New Guinea	—	2,423,209	—	2,423,209
Rwanda	—	2,015,125	—	2,015,125
Senegal	—	8,369,107	—	8,369,107
Sri Lanka	—	5,266,756	—	5,266,756
Supranational	—	23,493,728	—	23,493,728
Suriname	—	994,756	—	994,756
Tajikistan	—	4,285,600	—	4,285,600
Tunisia	—	4,984,665	—	4,984,665
Uganda	—	17,949,993	—	17,949,993
Ukraine	—	21,349,594	—	21,349,594
United States	—	1,508,933	—	1,508,933
Uruguay	—	12,881,002	—	12,881,002
Uzbekistan	—	4,679,859	—	4,679,859
Zambia	—	23,723,186	—	23,723,186
Foreign Corporate Obligations
El Salvador	—	843,656	—	843,656
Georgia	—	636,416	—	636,416
Ghana	—	1,075,060	—	1,075,060
Honduras	—	908,609	—	908,609
Kazakhstan	—	2,582,698	—	2,582,698
Netherlands	—	1,817,232	—	1,817,232
Nigeria	—	3,957,589	—	3,957,589
South Africa	—	1,998,225	—	1,998,225
Togo	—	978,687	—	978,687
Ukraine	—	7,367,564	—	7,367,564
United Republic of Tanzania	—	3,146,073	—	3,146,073
Venezuela	—	62,500	—	62,500
Zambia	—	1,983,850	—	1,983,850
Corporate Obligations
United States	—	2,879,029	—	2,879,029
Short-Term Investments	26,125,172	—	—	26,125,172

Total Investments in Securities - Assets	$26,125,172	$469,598,430	$21,672	$495,745,274

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

October 31, 2021 (Unaudited)

Frontier Markets Income Fund	Level 1	Level 2	Level 3	Total
Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$—	$713,577	$—	$713,577

Total Financial Derivative Instruments - Assets	$—	$713,577	$—	$713,577

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$—	$(17,704)	$—	$(17,704)

Total Financial Derivative Instruments - Liabilities	$—	$(17,704)	$—	$(17,704)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended October 31, 2021, there were no transfers into or out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 1/31/2021	Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 10/31/2021	Unrealized Appreciation (Depreciation) at Period end**
Foreign Sovereign Obligations	$45,760	$—	$(25,258)	$698	$(3,000)	$3,472	$—	$—	$21,672	$(6,772)

**	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

The foreign government obligations, classified as Level 3 with a collective principal amount valued at $21,672, have been deemed as such due to limited market transparency.

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

October 31, 2021 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 31.51%
Basic Materials - 1.10%
Chemicals - 0.65%
Axalta Coating Systems LLC, 3.375%, Due 2/15/2029A	$40,000	$38,142

Mining - 0.45%
Freeport-McMoRan, Inc., 5.000%, Due 9/1/2027	25,000	26,075

Total Basic Materials		64,217

Communications - 2.94%
Internet - 0.96%
Expedia Group, Inc., 4.625%, Due 8/1/2027	50,000	55,990

Media - 1.34%
CCO Holdings LLC / CCO Holdings Capital Corp.,
5.500%, Due 5/1/2026A	12,000	12,396
4.750%, Due 3/1/2030A	15,000	15,487
Charter Communications Operating LLC / Charter Communications Operating Capital,
4.200%, Due 3/15/2028	15,000	16,650
6.384%, Due 10/23/2035	10,000	12,997
3.500%, Due 6/1/2041	5,000	4,900
Sirius XM Radio, Inc., 4.000%, Due 7/15/2028A	15,000	15,093

		77,523

Telecommunications - 0.64%
T-Mobile USA, Inc., 3.875%, Due 4/15/2030	10,000	10,939
Verizon Communications, Inc.,
2.550%, Due 3/21/2031	10,000	10,084
3.550%, Due 3/22/2051	15,000	16,148

		37,171

Total Communications		170,684

Consumer, Cyclical - 2.38%
Airlines - 1.44%
American Airlines Pass Through Trust, 3.950%, Due 1/11/2032, Series B	15,000	15,067
American Airlines, Inc., 11.750%, Due 7/15/2025A	10,000	12,388
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.500%, Due 4/20/2026A	25,000	26,218
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, Due 10/20/2028A	10,000	11,113
United Airlines, Inc., 4.375%, Due 4/15/2026A	18,000	18,620

		83,406

Auto Manufacturers - 0.18%
General Motors Financial Co., Inc., 3.600%, Due 6/21/2030	10,000	10,657

Leisure Time - 0.30%
Carnival Corp., 10.500%, Due 2/1/2026A	15,000	17,430

Retail - 0.46%
Lithia Motors, Inc., 4.375%, Due 1/15/2031A	25,000	26,623

Total Consumer, Cyclical		138,116

Consumer, Non-Cyclical - 5.20%
Biotechnology - 0.17%
Amgen, Inc., 2.800%, Due 8/15/2041	10,000	9,688

Commercial Services - 0.54%
Global Payments, Inc., 3.200%, Due 8/15/2029	15,000	15,690

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

October 31, 2021 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 31.51% (continued)
Consumer, Non-Cyclical - 5.20% (continued)
Commercial Services - 0.54% (continued)
University of Southern California, 2.945%, Due 10/1/2051, Series 21A	$15,000	$15,980

		31,670

Food - 1.62%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.875%, Due 2/15/2028A	25,000	26,562
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 6.500%, Due 4/15/2029A	25,000	27,656
Kraft Heinz Foods Co.,
3.875%, Due 5/15/2027	10,000	10,839
4.375%, Due 6/1/2046	25,000	29,030

		94,087

Health Care - Services - 1.92%
Catalent Pharma Solutions, Inc., 5.000%, Due 7/15/2027A	25,000	25,812
Centene Corp., 4.625%, Due 12/15/2029	10,000	10,788
Indiana University Health, Inc. Obligated Group, 2.852%, Due 11/1/2051, Series 2021	10,000	10,345
IQVIA, Inc., 5.000%, Due 5/15/2027A	25,000	25,914
Kaiser Foundation Hospitals, 3.002%, Due 6/1/2051, Series 2021	5,000	5,190
Methodist Hospital, 2.705%, Due 12/1/2050, Series 20A	5,000	4,933
Sentara Healthcare, 2.927%, Due 11/1/2051, Series 2021	5,000	5,224
Stanford Health Care,
3.027%, Due 8/15/2051	5,000	5,304
3.795%, Due 11/15/2048, Series 2018	10,000	12,012
Tenet Healthcare Corp., 4.625%, Due 7/15/2024	6,000	6,075

		111,597

Pharmaceuticals - 0.95%
Cigna Corp., 3.400%, Due 3/15/2051	10,000	10,565
CVS Health Corp., 4.780%, Due 3/25/2038	15,000	18,330
Horizon Therapeutics USA, Inc., 5.500%, Due 8/1/2027A	25,000	26,344

		55,239

Total Consumer, Non-Cyclical		302,281

Diversified - 0.17%
Holding Companies - Diversified - 0.17%
AdventHealth Obligated Group, 2.795%, Due 11/15/2051, Series E	10,000	10,014

Energy - 3.24%
Oil & Gas - 2.19%
BP Capital Markets America, Inc.,
3.543%, Due 4/6/2027	10,000	10,886
2.939%, Due 6/4/2051	10,000	9,747
Continental Resources, Inc.,
3.800%, Due 6/1/2024	15,000	15,750
4.375%, Due 1/15/2028	15,000	16,369
Ovintiv Exploration, Inc., 5.375%, Due 1/1/2026	15,000	16,707
Parsley Energy LLC / Parsley Finance Corp.,
5.625%, Due 10/15/2027A	25,000	26,625
4.125%, Due 2/15/2028A	15,000	15,525
Viper Energy Partners LP, 5.375%, Due 11/1/2027A	15,000	15,638

		127,247

Pipelines - 1.05%
Boardwalk Pipelines LP, 5.950%, Due 6/1/2026	15,000	17,407
Energy Transfer LP, 3.750%, Due 5/15/2030	10,000	10,664
MPLX LP, 4.250%, Due 12/1/2027	15,000	16,721

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

October 31, 2021 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 31.51% (continued)
Energy - 3.24% (continued)
Pipelines - 1.05% (continued)
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.875%, Due 2/1/2031	$15,000	$16,173

		60,965

Total Energy		188,212

Financial - 12.48%
Banks - 5.55%
Bank of America Corp.,
3.419%, Due 12/20/2028, (3-mo. USD LIBOR + 1.040%)B	45,000	48,125
2.676%, Due 6/19/2041, (SOFR + 1.930%)B	10,000	9,636
BBVA USA, 3.875%, Due 4/10/2025	40,000	43,226
Citigroup, Inc., 2.666%, Due 1/29/2031, (SOFR + 1.146%)B	20,000	20,345
Goldman Sachs Group, Inc., 1.992%, Due 1/27/2032, (SOFR + 1.090%)B	10,000	9,587
JPMorgan Chase & Co.,
1.045%, Due 11/19/2026, (SOFR + 0.800%)B	10,000	9,759
1.953%, Due 2/4/2032, (SOFR + 1.065%)B	15,000	14,359
3.932%, Due 2/1/2022, Series Z, (3-mo. USD LIBOR + 3.800%)B C	25,000	25,160
Morgan Stanley,
1.512%, Due 7/20/2027, (SOFR + 0.858%)B	10,000	9,848
1.794%, Due 2/13/2032, (SOFR + 1.034%)B	10,000	9,426
2.484%, Due 9/16/2036, (SOFR + 1.360%)B	5,000	4,861
PNC Bank NA, 3.250%, Due 1/22/2028	20,000	21,781
Santander Holdings USA, Inc., 4.400%, Due 7/13/2027	10,000	11,127
Truist Bank, 2.636%, Due 9/17/2029, (5-Yr. CMT + 1.150%)B	20,000	20,728
Truist Financial Corp., 4.950%, Due 9/1/2025, Series P, (5-Yr. CMT + 4.605%)B C	25,000	27,131
US Bancorp, 2.491%, Due 11/3/2036, (5-Yr. CMT + 0.950%)B	10,000	9,973
Wells Fargo & Co., 5.875%, Due 6/15/2025, Series U, (3-mo. USD LIBOR + 3.990%)B C	25,000	27,531

		322,603

Diversified Financial Services - 3.00%
Ally Financial, Inc.,
5.750%, Due 11/20/2025	25,000	28,383
4.700%, Due 5/15/2026, Series B, (5-Yr. CMT + 3.868%)B C	15,000	15,544
Capital One Financial Corp.,
2.359%, Due 7/29/2032, (SOFR + 1.337%)B	10,000	9,660
3.950%, Due 9/1/2026, Series M, (5-Yr. CMT + 3.157%)B C	25,000	25,406
Charles Schwab Corp., 5.375%, Due 6/1/2025, Series G, (5-Yr. CMT + 4.971%)B C	25,000	27,469
Enact Holdings, Inc., 6.500%, Due 8/15/2025A	15,000	16,425
Fort Gordon Housing LLC, 6.124%, Due 5/15/2051A	5,000	6,408
LD Holdings Group LLC, 6.125%, Due 4/1/2028A	15,000	13,744
OneMain Finance Corp., 6.875%, Due 3/15/2025	15,000	16,744
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc., 3.875%, Due 3/1/2031A	15,000	14,817

		174,600

Insurance - 0.71%
Americo Life, Inc., 3.450%, Due 4/15/2031A	10,000	9,985
Aon Corp. / Aon Global Holdings PLC, 2.050%, Due 8/23/2031	10,000	9,698
Old Republic International Corp., 3.875%, Due 8/26/2026	10,000	10,948
Teachers Insurance & Annuity Association of America, 3.300%, Due 5/15/2050A	10,000	10,583

		41,214

Investment Companies - 0.27%
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.250%, Due 5/15/2027	15,000	15,600

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

October 31, 2021 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 31.51% (continued)
Financial - 12.48% (continued)
Real Estate - 0.08%
Essential Properties LP, 2.950%, Due 7/15/2031	$5,000	$4,988

REITS - 2.87%
CyrusOne LP / CyrusOne Finance Corp., 3.450%, Due 11/15/2029	15,000	15,741
Extra Space Storage LP, 2.350%, Due 3/15/2032	5,000	4,870
HAT Holdings I LLC / HAT Holdings II LLC, 3.750%, Due 9/15/2030A	25,000	24,844
Healthcare Realty Trust, Inc., 3.625%, Due 1/15/2028	25,000	27,166
Healthcare Trust of America Holdings LP, 3.100%, Due 2/15/2030	10,000	10,362
Highwoods Realty LP, 3.875%, Due 3/1/2027	14,000	15,362
iStar, Inc., 5.500%, Due 2/15/2026	25,000	25,969
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.750%, Due 2/1/2027	25,000	28,500
Mid-America Apartments LP, 1.700%, Due 2/15/2031	15,000	14,223

		167,037

Total Financial		726,042

Industrial - 1.93%
Aerospace/Defense - 1.42%
Boeing Co.,
4.875%, Due 5/1/2025	10,000	11,049
2.196%, Due 2/4/2026	15,000	15,038
BWX Technologies, Inc., 4.125%, Due 6/30/2028A	15,000	15,187
Moog, Inc., 4.250%, Due 12/15/2027A	15,000	15,441
Spirit AeroSystems, Inc., 5.500%, Due 1/15/2025A	25,000	26,031

		82,746

Building Materials - 0.17%
Eagle Materials, Inc., 2.500%, Due 7/1/2031	10,000	9,902

Electronics - 0.34%
Agilent Technologies, Inc., 2.300%, Due 3/12/2031	10,000	9,957
Vontier Corp., 2.400%, Due 4/1/2028A	10,000	9,790

		19,747

Total Industrial		112,395

Technology - 0.72%
Computers - 0.25%
Apple, Inc., 2.650%, Due 2/8/2051	15,000	14,794

Semiconductors - 0.28%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, Due 1/15/2027	15,000	16,263

Software - 0.19%
Oracle Corp., 3.950%, Due 3/25/2051	10,000	10,830

Total Technology		41,887

Utilities - 1.35%
Electric - 1.35%
Duke Energy Indiana LLC, 2.750%, Due 4/1/2050	15,000	14,575
Entergy Corp., 1.900%, Due 6/15/2028	10,000	9,826
Mid-Atlantic Interstate Transmission LLC, 4.100%, Due 5/15/2028A	25,000	27,907

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

October 31, 2021 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 31.51% (continued)
Utilities - 1.35% (continued)
Electric - 1.35% (continued)
Southern Co., 4.000%, Due 1/15/2051, Series B, (5-Yr. CMT + 3.733%)B	$25,000	$26,072

		78,380

Total Utilities		78,380

Total Corporate Obligations (Cost $1,826,759)		1,832,228

CONVERTIBLE OBLIGATIONS - 0.37% (Cost $19,052)
Energy - 0.37%
Pipelines - 0.37%
Cheniere Energy, Inc., 4.250%, Due 03/15/2045D	25,000	21,299

FOREIGN CORPORATE OBLIGATIONS - 2.34%
Communications - 0.96%
Media - 0.44%
Ziggo BV, 5.500%, Due 1/15/2027A	25,000	25,625

Telecommunications - 0.52%
Altice France SA, 5.500%, Due 1/15/2028A	30,000	30,068

Total Communications		55,693

Energy - 0.17%
Pipelines - 0.17%
TransCanada PipeLines Ltd., 2.500%, Due 10/12/2031	10,000	9,952

Financial - 1.21%
Banks - 1.21%
Bank of Montreal,
0.949%, Due 1/22/2027, (SOFR + 0.603%)B	10,000	9,734
3.803%, Due 12/15/2032, (5-Yr. Semi-Annual USD Swap + 1.432%)B	10,000	10,800
Barclays PLC, 1.007%, Due 12/10/2024, (1-Yr. CMT + 0.800%)B	10,000	10,001
Royal Bank of Canada,
1.150%, Due 6/10/2025	20,000	19,898
1.400%, Due 11/2/2026	10,000	9,884
2.300%, Due 11/3/2031	10,000	10,021

		70,338

Total Financial		70,338

Total Foreign Corporate Obligations (Cost $137,539)		135,983

ASSET-BACKED OBLIGATIONS - 14.03%
American Credit Acceptance Receivables Trust, 0.850%, Due 12/13/2024, 2020-4 BA	10,000	10,016
AmeriCredit Automobile Receivables Trust, 0.890%, Due 10/19/2026, 2021-1 C	15,000	14,921
Bayview Opportunity Master Fund Trust, 3.500%, Due 6/28/2057, 2017-SPL5 AA E	31,765	32,349
CAL Funding Ltd., 2.220%, Due 9/25/2045, 2020-1A AA	13,619	13,621
Carvana Auto Receivables Trust, 1.580%, Due 6/12/2028, 2021-N3 D	15,000	14,892
Citicorp Residential Mortgage Trust, 5.082%, Due 3/25/2037, 2007-1 A5F	28,717	29,216
Conseco Finance Corp., 6.280%, Due 9/1/2030, 1998-8 A1	11,903	12,308
Credit Acceptance Auto Loan Trust, 1.260%, Due 4/15/2030, 2021-2A BA	15,000	14,873
Drive Auto Receivables Trust,
1.420%, Due 3/17/2025, 2020-2 B	25,000	25,116
2.360%, Due 3/16/2026, 2020-1 C	25,000	25,309
DT Auto Owner Trust, 2.290%, Due 11/17/2025, 2020-1A CA	25,000	25,388
Exeter Automobile Receivables Trust, 1.320%, Due 7/15/2025, 2020-3A C	15,000	15,097
GM Financial Automobile Leasing Trust, 2.040%, Due 12/20/2023, 2020-1 C	15,000	15,161

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

October 31, 2021 (Unaudited)

	Principal Amount	Fair Value
ASSET-BACKED OBLIGATIONS - 14.03% (continued)
GSAMP Trust, 5.422%, Due 7/25/2033, 2003-SEA2 A1F	$27,115	$27,072
Mid-State Capital Corp. Trust,
5.787%, Due 10/15/2040, 2006-1 AA	37,522	39,399
8.311%, Due 10/15/2040, 2006-1 BA	25,015	28,296
Mid-State Trust, 4.864%, Due 7/15/2038, 11 A1	50,754	52,929
Navient Private Education Loan Trust, 3.910%, Due 12/15/2045, 2016-AA A2AA	37,838	39,614
Navient Private Education Refi Loan Trust, 4.000%, Due 12/15/2059, 2018-DA A2AA	7,326	7,704
Salomon Mortgage Loan Trust, 1.589%, Due 11/25/2033, 2001-CB4 1M1, (1-mo. USD LIBOR + 1.500%)B	29,484	30,924
Santander Drive Auto Receivables Trust,
1.120%, Due 1/15/2026, 2020-3 C	50,000	50,215
1.010%, Due 1/15/2026, 2020-4 C	10,000	10,023
0.750%, Due 2/17/2026, 2021-1 C	15,000	15,002
1.670%, Due 10/15/2027, 2021-4 D	20,000	19,945
Santander Retail Auto Lease Trust, 1.410%, Due 11/20/2025, 2021-B DA	35,000	34,847
ServiceMaster Funding LLC, 2.841%, Due 1/30/2051, 2020-1 A2IA	24,875	25,393
SERVPRO Master Issuer LLC, 3.882%, Due 10/25/2049, 2019-1A A2A	9,800	10,185
SMB Private Education Loan Trust,
2.820%, Due 10/15/2035, 2017-B A2AA	19,012	19,497
1.290%, Due 7/15/2053, 2020-B A1AA	17,535	17,431
Triton Container Finance LLC, 2.110%, Due 9/20/2045, 2020-1A AA	13,619	13,616
Vantage Data Centers Issuer LLC, 3.188%, Due 7/15/2044, 2019-1A A2A	14,675	15,015
Westlake Automobile Receivables Trust,
2.840%, Due 7/15/2024, 2019-2A CA	25,000	25,182
2.520%, Due 4/15/2025, 2020-1A CA	15,000	15,262
1.320%, Due 7/15/2025, 2020-2A BA	50,000	50,303
1.240%, Due 11/17/2025, 2020-3A CA	20,000	20,094

Total Asset-Backed Obligations (Cost $819,042)		816,215

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.74%
Bear Stearns ARM Trust, 2.748%, Due 2/25/2035, 2004-12 2A1E	14,519	14,845
Bear Stearns Asset Backed Securities Trust, 5.250%, Due 10/25/2033, 2003-AC5 A5F	14,986	15,334
Brean Asset Backed Securities Trust, 1.750%, Due 10/25/2061, 2021-RM2 AA E	50,000	48,511
Chase Mortgage Finance Corp., 3.750%, Due 12/25/2045, 2016-SH2 M2A E	20,573	20,920
CHL Mortgage Pass-Through Trust, 5.250%, Due 5/25/2034, 2004-4 A19	24,684	25,257
Finance of America Structured Securities, 3.721%, Due 3/25/2050	35,818	36,139
Greenpoint Mortgage Pass-Through Certificates, 2.450%, Due 10/25/2033, 2003-1 A1E	43,899	44,983
MASTR Alternative Loan Trust, 6.500%, Due 8/25/2034, 2004-7 3A1	33,223	35,337
New Residential Mortgage Loan Trust,
3.750%, Due 11/26/2035, 2016-2A A1A E	53,421	56,692
5.521%, Due 11/25/2054, 2014-3A B3A E	30,426	32,690
Prime Mortgage Trust, 6.000%, Due 2/25/2034, 2004-CL1 1A1	42,375	44,232
RFMSI Trust, 5.500%, Due 12/25/2034, 2004-S9 1A23	17,003	16,864

Total Collateralized Mortgage Obligations (Cost $391,124)		391,804

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 8.59%
Bank,
3.265%, Due 9/15/2060, 2017-BNK7 ASB	50,000	52,939
1.844%, Due 3/15/2063, 2020-BN28 A4	25,000	24,409
BBCMS Mortgage Trust, 4.441%, Due 2/15/2050, 2017-C1 C	10,000	10,617
Benchmark Mortgage Trust,
1.850%, Due 9/15/2053, 2020-B19 A5	50,000	48,882
2.148%, Due 9/15/2053, 2020-B19 AS	30,000	29,371
2.254%, Due 12/17/2053, 2020-B21 AS	10,000	9,905
Cantor Commercial Real Estate Lending, 3.006%, Due 1/15/2053, 2019-CF3 A4	10,000	10,626
Citigroup Commercial Mortgage Trust, 4.017%, Due 10/10/2047, 2014-GC25 AS	30,000	31,962
COMM Mortgage Trust,
4.300%, Due 10/10/2046, 2013-CR12 AM	10,000	10,407

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

October 31, 2021 (Unaudited)

	Principal Amount	Fair Value
COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 8.59% (continued)
COMM Mortgage Trust (continued)
3.902%, Due 7/10/2050, 2015-PC1 A5	$25,000	$26,924
2.950%, Due 8/15/2057, 2019-GC44 A5	20,000	21,214
Credit Suisse Mortgage Capital Certificates, 1.520%, Due 5/15/2036, 2019-ICE4 C, (1-mo. USD LIBOR + 1.430%)A B	15,000	15,016
DC Office Trust, 3.072%, Due 9/15/2045, 2019-MTC DA E	10,000	9,863
FRESB Mortgage Trust, 3.300%, Due 7/25/2038, 2018-SB55 A5HE	13,638	14,060
GS Mortgage Securities Trust, 3.173%, Due 2/13/2053, 2020-GC45 ASE	10,000	10,594
JPMBB Commercial Mortgage Securities Trust,
3.559%, Due 7/15/2048, 2015-C30 ASB	48,488	50,396
3.822%, Due 7/15/2048, 2015-C30 A5	45,000	48,709
Velocity Commercial Capital Loan Trust,
4.050%, Due 10/26/2048, 2018-2 AA E	32,640	33,668
4.120%, Due 3/25/2049, 2019-1 M3A E	39,832	40,211

Total Commercial Mortgage-Backed Obligations (Cost $509,874)		499,773

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 2.12%
Federal National Mortgage Association,
4.500%, Due 7/1/2031	28,630	31,219
2.500%, Due 4/1/2037	26,234	26,982
4.000%, Due 12/1/2043	19,104	21,046
2.500%, Due 12/1/2046	42,431	43,779

Total U.S. Agency Mortgage-Backed Obligations (Cost $124,230)		123,026

U.S. TREASURY OBLIGATIONS - 26.77%
U.S. Treasury Notes/Bonds,
0.375%, Due 8/15/2024	29,000	28,731
1.750%, Due 12/31/2024	234,000	240,883
0.875%, Due 6/30/2026	115,000	113,522
0.625%, Due 7/31/2026	47,000	45,821
0.750%, Due 8/31/2026	139,000	136,242
0.875%, Due 9/30/2026	28,000	27,595
1.125%, Due 2/29/2028	166,000	163,445
1.250%, Due 5/31/2028	7,000	6,926
1.000%, Due 7/31/2028	130,000	126,298
1.250%, Due 8/15/2031	205,000	199,331
2.250%, Due 5/15/2041	47,000	48,968
1.750%, Due 8/15/2041	63,000	60,539
1.375%, Due 8/15/2050	120,000	104,484
1.875%, Due 2/15/2051	127,000	124,758
2.375%, Due 5/15/2051	118,000	129,505

Total U.S. Treasury Obligations (Cost $1,569,424)		1,557,048

MUNICIPAL OBLIGATIONS - 7.42%
San Jose Financing Authority, California Revenue Bonds, 2.432%, Due 6/1/2033	5,000	5,027
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, 6.116%, Due 1/15/2040, Series B2	10,000	14,014
Kansas Development Finance Authority, Revenue Bonds, 4.727%, Due 4/15/2037, Series H	5,000	6,071
West Hartford, Connecticut General Obligations Bonds, 2.764%, Due 7/1/2041, Series B	15,000	15,291
California State University Revenue Bonds, 2.939%, Due 11/1/2052, Series B	10,000	10,031
Chula Vista, California Revenue Bonds, 2.905%, Due 6/1/2045	15,000	14,271
Massachusetts Port Authority, Revenue Bonds, 2.719%, Due 7/1/2042, Series C	10,000	9,869
Tucson, Arizona Certificate of Participation, 2.856%, Due 7/1/2047, Series A	10,000	9,830
City of Huntington Beach , California Revenue Obligation Bonds, 3.276%, Due 6/15/2040	20,000	20,541
Palm Springs Financing Authority, California Revenue Bonds, 2.869%, Due 11/1/2034, Series B	15,000	14,951
Tri-County Metropolitan Transportation District of Oregon, Revenue Bonds, 2.856%, Due 9/1/2041	15,000	15,160

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

October 31, 2021 (Unaudited)

	Principal Amount	Fair Value
MUNICIPAL OBLIGATIONS - 7.42% (continued)
Alabama Federal Aid Highway Finance Authority, Revenue Bonds, 2.650%, Due 9/1/2037, Series B	$5,000	$5,038
State Board of Administration Finance Corp., Revenue Bonds, 2.154%, Due 7/1/2030, Series A	10,000	9,982
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes, Revenue Bonds, 5.491%, Due 11/1/2039	5,000	6,941
Massachusetts General Obligations Bond, 2.514%, Due 7/1/2041, Series C	5,000	5,042
Riverside, California Revenue Bonds, 3.818%, Due 2/15/2038	10,000	11,196
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, 5.966%, Due 1/15/2030, Series B2	25,000	29,632
Massachusetts School Building Authority Revenue Bonds, 3.395%, Due 10/15/2040, Series B	20,000	21,146
Metropolitan Atlanta Rapid Tranist Authority, Georgia Revenue Bonds, 2.680%, Due 7/1/2040, Series B	20,000	19,964
San Jose Financing Authority, California Revenue Bonds, 2.812%, Due 6/1/2037	25,000	24,760
Arizona Board of Regents, Revenue Bonds, 3.162%, Due 7/1/2053, Series B	5,000	5,100
Kansas Development Finance Authority, Revenue Bonds, 2.774%, Due 5/1/2051, Series K	15,000	15,101
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, 4.879%, Due 12/1/2034, Series B2	35,000	41,317
Oregon State University Revenue Bonds, 3.424%, Due 3/1/2060	25,000	25,975
San Antonio, Texas Electric & Gas Systems Revenue Bonds, 2.905%, Due 2/1/2048	20,000	20,207
San Francisco, California Public Utilities Commission Water Revenue Bonds, 2.825%, Due 11/1/2041, Series E	40,000	40,347
District of Columbia Water & Sewer Authority Revenue Bonds, 4.814%, Due 10/1/2114, Series A	10,000	14,939

Total Municipal Obligations (Cost $432,235)		431,743

TOTAL INVESTMENTS - 99.89% (Cost $5,829,279)		5,809,119
OTHER ASSETS, NET OF LIABILITIES - 0.11%		6,637

TOTAL NET ASSETS - 100.00%		$5,815,756

Percentages are stated as a percent of net assets.

A

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $1,346,097 or 23.15% of net assets. The Fund has no right to demand registration of these securities.

B

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on October 31, 2021.

C	Perpetual maturity. The date shown, if any, is the next call date.
D	Callable security.
E	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
F

Step Up/Down - A zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. The rate disclosed represents the coupon rate at October 31, 2021. The maturity date disclosed represents the final maturity date.

CMT - Constant Maturity Treasury.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REIT - Real Estate Investment Trust.

SOFR - Secured Overnight Financing rate.

ULC - Unlimited Liability Corporation.

USD - United States Dollar.

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

October 31, 2021 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of October 31, 2021, the investments were classified as described below:

NIS Core Plus Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$1,832,228	$—	$1,832,228
Convertible Obligations	—	21,299	—	21,299
Foreign Corporate Obligations	—	135,983	—	135,983
Asset-Backed Obligations	—	816,215	—	816,215
Collateralized Mortgage Obligations	—	391,804	—	391,804
Commercial Mortgage-Backed Obligations	—	499,773	—	499,773
U.S. Agency Mortgage-Backed Obligations	—	123,026	—	123,026
U.S. Treasury Obligations	—	1,557,048	—	1,557,048
Municipal Obligations	—	431,743	—	431,743

Total Investments in Securities - Assets	$—	$5,809,119	$—	$5,809,119

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended October 31, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

October 31, 2021 (Unaudited)

Organization

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. As of October 31, 2021, the Trust consists of twenty-eight active series, three of which are presented in this filing: American Beacon Continuous Capital Emerging Markets Value Fund, American Beacon Frontier Markets Income Fund, and American Beacon NIS Core Plus Bond Fund (collectively the “Funds” and each individually a “Fund”). The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. The remaining twenty-five active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by the transitioning away from the London Interbank Offered Rate (“LIBOR”) and other reference rates that are expected to be discontinued. The amendments in this ASU are effective for all entities as of March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. When fully implemented, the new rule may require changes in how a fund will use derivatives, may adversely affect a fund’s performance and may increase costs related to a fund’s use of derivatives.

Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

October 31, 2021 (Unaudited)

per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

October 31, 2021 (Unaudited)

the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board.

Other investments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

October 31, 2021 (Unaudited)

are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as foreign currency contracts and structured notes, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

October 31, 2021 (Unaudited)

established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

October 31, 2021 (Unaudited)

available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of October 31, 2021, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Continuous Capital Emerging Markets	$777,517	$199,800	$617,017	$816,817

Cash collateral is listed on the Fund’s Schedule of Investments.

Non-cash collateral received by the Fund’s may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments.

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities. Each of the tax years in the four year period ended January 31, 2021 for the Frontier Markets Income Fund, the three year the tax year ended January 31, 2021 for the Continuous Capital Emerging Markets Fund, and the tax year ended January 31, 2021 for the NIS Core Plus Bond Fund remain subject to examination by the Internal Revenue Service.

Cost of Investments for Federal Income Tax Purposes

As of October 31, 2021, the Funds’ cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Continuous Capital Emerging Markets	$46,655,970	$6,869,493	$(3,414,612)	$3,454,881
Frontier Markets Income	503,403,492	17,813,733	(25,471,951)	(7,658,218)
NIS Core Plus Bond	5,829,279	38,215	(58,375)	(20,160)

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

During the year ended January 31, 2021, the Funds had the following post RIC MOD capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
Continuous Capital Emerging Markets	$129,086	$—
Frontier Markets Income	3,659,266	21,345,628
NIS Core Plus Bond	—	—